Net revenue (Tables)	12 Months Ended
Dec. 31, 2020
Net revenue
Schedule of gross revenue reconciliation

	2020	2019	2018
Gross revenues	2,138,786	2,552,275	2,779,008
Revenues from products	2,074,203	2,473,534	2,708,112
Revenues from services	64,583	78,741	70,896
Taxes on sales	(184,714)	(216,141)	(283,848)
Return of products sales	(3,143)	(3,419)	(3,490)
Net revenues	1,950,929	2,332,715	2,491,670

Schedule of net revenues from products

	2020	2019	2018
Zinc	1,323,287	1,592,050	1,817,139
Lead	161,964	259,238	283,861
Copper	197,756	174,697	151,939
Silver	58,568	63,867	66,112
Other	144,771	164,122	101,723
Net revenues from products	1,886,346	2,253,974	2,420,774

Taxes on sales	184,714	216,141	283,848
Return of products sales	3,143	3,419	3,490
Gross revenues from products	2,074,203	2,473,534	2,708,112

Schedule of revenues by geographical location

	2020	2019	2018
Brazil	583,141	625,033	693,409
Peru	485,850	595,601	674,228
United States	116,717	159,672	141,131
South Korea	77,429	95,913	54,894
Singapore	76,724	99,488	37,506
Luxembourg	76,072	145,493	172,791
Switzerland	68,912	101,636	126,156
Argentina	56,165	60,850	90,338
Chile	48,969	80,849	51,215
Japan	46,719	71,352	93,474
Austria	35,197	39,897	40,531
Colombia	34,768	37,149	51,724
Germany	33,869	20,749	20,906
Belgium	30,174	25,500	68,703
Taiwan	28,764	33,551	62,789
Turkey	25,005	33,905	48,265
Malaysia	13,948	6,535	3,255
Netherlands	11,740	9,381	11,550
Vietnam	10,798	3,142	1,211
Italy	9,895	9,000	5,327
Ecuador	9,095	13,012	17,640
Indonesia	8,609	1,098	5,613
China	1,286	9,940	9,538
Other	61,083	53,969	9,476
Net revenues	1,950,929	2,332,715	2,491,670

Schedule of revenues by currency

	2020	2019	2018
USD	1,388,746	1,731,765	1,806,590
Brazilian Real ("BRL")	562,183	600,950	685,080
Net revenues	1,950,929	2,332,715	2,491,670